Warrants - fair value of warrants (Details) - USD ($)	2 Months Ended	3 Months Ended		11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Changes in the fair value of warrants	$ 0	$ 2,646,000		$ 10,571,000
Evolv Technologies Holdings Inc [Member]
Class of Warrant or Right [Line Items]
Changes in the fair value of warrants		$ 736,000	$ 0